ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Belgium — 1.1%
Information Technology — 1.1%
Materialise ADR*	1,356,461	$14,297,099

Total Belgium		14,297,099
Canada — 1.6%
Industrials — 1.6%
ATS*	537,554	21,706,006

Total Canada		21,706,006
China — 1.5%
Industrials — 1.1%
Estun Automation, Cl A	1,275,900	4,928,406
Han's Laser Technology Industry Group, Cl A	1,211,353	5,010,740
Shenzhen Inovance Technology, Cl A	338,900	3,570,087
		13,509,233
Information Technology — 0.4%
Iflytek	1,022,287	6,139,517

Total China		19,648,750
Finland — 1.3%
Industrials — 1.3%
Cargotec, Cl B	339,991	17,229,037

Total Finland		17,229,037
France — 2.1%
Industrials — 1.0%
Schneider Electric	80,662	12,993,243

Information Technology — 1.1%
Dassault Systemes	398,057	14,724,439

Total France		27,717,682
Germany — 7.6%
Industrials — 6.2%
Duerr	417,109	15,818,767
GEA Group	441,120	19,809,846
KION Group	362,246	14,505,262
Krones	148,286	17,231,884
Siemens	91,984	14,275,567
		81,641,326
Information Technology — 1.4%
Jenoptik	590,976	18,253,590

Total Germany		99,894,916
Japan — 22.2%
Industrials — 16.2%
Daifuku(A)	377,800	20,597,501
Daihen	376,100	12,204,560
FANUC	139,400	24,552,709
Fuji Machine Manufacturing	1,197,200	19,802,201
Harmonic Drive Systems(A)	832,600	27,786,412

Description	Shares	Fair Value
Mitsubishi Electric	1,131,300	$12,405,197
Nabtesco	593,500	17,228,363
Shibaura Machine	501,100	10,908,640
SMC	38,100	19,145,949
THK	785,200	16,519,722
Toyota Industries	282,900	17,120,404
Yaskawa Electric	538,200	20,816,994
		219,088,652

Information Technology — 6.0%
Amano	666,300	12,132,711
Keyence	47,500	21,652,505
Omron	313,300	17,972,379
Optex Group	798,300	13,007,787
Yokogawa Electric	905,600	15,807,697
		80,573,079
Total Japan		299,661,731
Netherlands — 1.1%
Health Care — 1.1%
QIAGEN*	308,402	15,111,698

Total Netherlands		15,111,698
Norway — 1.4%
Industrials — 1.4%
AutoStore Holdings* (A)	8,256,009	18,920,236

Total Norway		18,920,236
South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	1,278,225	17,785,985

Total South Korea		17,785,985
Sweden — 2.4%
Health Care — 1.0%
Elekta, Cl B(A)	1,883,869	13,642,567

Information Technology — 1.4%
Hexagon, Cl B	1,675,535	19,084,180

Total Sweden		32,726,747
Switzerland — 4.3%
Health Care — 1.2%
Tecan Group	39,604	16,466,643

Industrials — 3.1%
ABB	514,434	17,777,719
Kardex Holding	125,268	24,242,341
		42,020,060
Total Switzerland		58,486,703
Taiwan — 6.0%
Industrials — 3.1%
Airtac International Group	589,853	20,038,303
Hiwin Technologies	2,934,697	21,796,417
		41,834,720
Information Technology — 2.9%
Advantech	1,418,690	16,112,350

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value
Delta Electronics	1,268,705	$12,211,682
Global Unichip	437,409	11,392,301
		39,716,333
Total Taiwan		81,551,053
United Kingdom — 2.4%
Consumer Staples — 1.1%
Ocado Group*	1,869,349	14,866,788

Information Technology — 1.3%
Renishaw	353,795	17,178,405

Total United Kingdom		32,045,193
United States — 43.4%
Consumer Discretionary — 1.9%
Aptiv*	121,893	13,784,879
Luminar Technologies, Cl A* (A)	1,810,843	12,078,323
		25,863,202
Health Care — 7.9%
Azenta* (A)	348,436	19,477,573
Globus Medical, Cl A*	155,381	11,731,265
Illumina*	87,207	18,679,739
Intuitive Surgical*	81,474	20,017,347
iRhythm Technologies*	167,004	16,416,493
Omnicell*	349,061	19,362,414
		105,684,831
Industrials — 7.5%
3D Systems* (A)	1,558,030	16,920,206
Deere	34,328	14,515,252
GXO Logistics*	260,861	13,650,856
John Bean Technologies	144,212	16,112,807
Nordson	73,795	17,954,323
Rockwell Automation	76,446	21,560,065
		100,713,509
Information Technology — 26.1%
Ambarella*	203,290	18,263,574
Autodesk*	67,279	14,475,750
Cadence Design Systems*	92,622	16,934,080
Cognex	410,796	22,486,973
FARO Technologies*	464,947	12,776,744
IPG Photonics*	219,155	24,567,275
Manhattan Associates*	127,169	16,577,751
Microchip Technology	166,421	12,917,598
National Instruments	399,433	21,569,382
Novanta*	119,764	19,338,293
NVIDIA	96,609	18,874,500
PTC*	129,797	17,507,019
QUALCOMM	118,259	15,753,281
Samsara, Cl A* (A)	1,239,627	16,908,512
ServiceNow*	48,889	22,250,850
Stratasys*	1,346,352	19,293,224
Teradyne	210,632	21,421,275
Trimble Navigation*	236,199	13,713,714

	Shares/Par
Description	Value	Fair Value
Zebra Technologies, Cl A*	75,057	$23,731,522
		349,361,317

Total United States		581,622,859
Total Common Stock (Cost $1,322,501,636)		1,338,405,695

SHORT-TERM INVESTMENTS — 0.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, 4.34%(B)(D)	1,957,000	1,957,000
Invesco Government & Agency Portfolio, Cl Institutional, 4.30%(B)	4,088,392	4,088,392

Total Short-Term Investments (Cost $6,045,392)		6,045,392
REPURCHASE AGREEMENTS — 2.0%
BofA
4.300%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $6,760,778 (collateralized by various U.S. Government Agency Obligations, ranging in par value $99,016 - $355,563, 0.010% - 5.500%, 02/25/2032 - 09/01/2061, with a total market value of $6,895,171)(C)(D)	$6,759,971	6,759,971

Citigroup Global Markets 4.300%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $6,760,778 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $26,490 - $1,863,641, 0.000% - 6.686%, 08/15/2024 - 06/20/2070, with a total market value of $6,895,171)(C)(D)	6,759,971	6,759,971

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Par Value	Fair Value
Deutsche Bank 4.300%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $6,760,778 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $5 - $946,396, 0.000% - 7.250%, 09/08/2023 - 01/01/2053, with a total market value of $6,895,171)(C)(D)	$6,759,971	$6,759,971

JP Morgan Securities 4.280%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $43,608 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,382 - $25,541, 0.250% - 1.500%, 09/30/2025 - 07/31/2028, with a total market value of $44,475)(C)(D)	43,603	43,603

RBC Dominion 4.300%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $6,669,406 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 - $1,490,837, 0.000% - 6.000%, 02/07/2023 - 12/20/2052, with a total market value of $6,895,170)(C)(D)	6,668,609	6,668,609

Total Repurchase Agreements (Cost $26,992,125)		26,992,125

Total Investments - 102.2% (Cost $1,355,539,153)		$1,371,443,212

Percentages based on Net Assets of $1,341,316,470.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $34,658,826.

(B)	Rate shown is the 7-day effective yield as of January 31, 2023.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2023 was $28,949,125. The total value of non-cash collateral held from securities on loan as of January 31, 2023 was $6,521,350.

ADR – American Depository Receipt

Cl - Class

ROB-QH-001-1900